UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21036

Name of Fund: BlackRock Municipal Bond Trust (BBK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 11/30/2011

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 4.2%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.00%, 6/01/34	$1,150	$1,263,413
6.00%, 6/01/39	450	490,365
Birmingham Water Works Board, RB, 4.75%, 1/01/36	2,100	2,121,546
Hoover City Board of Education, GO, Refunding, 4.25%, 2/15/40	2,750	2,692,277
		6,567,601
Arizona — 8.6%
Arizona Sports & Tourism Authority, RB, Multipurpose Stadium Facilities, Series A (NPFGC), 5.00%, 7/01/31	1,750	1,728,405
Arizona State University, RB, Series D, 5.50%, 7/01/26	200	230,078
County of Pinal Arizona Election District #3, Refunding RB, 4.75%, 7/01/31	3,750	3,679,537
Mohave County Unified School District No. 20 Kingman, GO, School Improvement Project of 2006, Series C (AGC), 5.00%, 7/01/26	200	215,956
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	900	916,911
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,500	1,398,420
5.00%, 12/01/37	2,065	1,896,372
San Luis Facility Development Corp., RB, Senior Lien, Regional Detention Center Project:
6.25%, 5/01/15	245	238,245
7.00%, 5/01/20	300	295,458
7.25%, 5/01/27	600	539,466
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/29	750	780,518
University Medical Center Corp. Arizona, RB:
6.00%, 7/01/39	900	909,090

Municipal Bonds	Par (000)	Value
Arizona (concluded)
University Medical Center Corp. Arizona, RB (concluded):
6.50%, 7/01/39	$500	$522,140
		13,350,596
Arkansas — 0.3%
City of Rogers Arkansas, Refunding RB, Sales & Use Tax, 4.00%, 11/01/27	400	395,808
California — 17.5%
California County Tobacco Securitization Agency, RB, CAB, Stanislaus, Sub- Series C, 6.30%, 6/01/55 (a)	4,500	45,765
California Educational Facilities Authority, RB, Santa Clara University, 5.00%, 2/01/40	1,000	1,039,350
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series B, 5.88%, 8/15/31	1,900	2,053,653
California HFA, RB, Home Mortgage, Series G, AMT, 5.05%, 2/01/29	2,285	2,159,394
Carlsbad Unified School District, GO, Election of 2006, Series B, 6.09%, 5/01/34 (b)	1,000	676,790
City of San Jose California, RB, San Jose Airport, Series A1, AMT, 5.75%, 3/01/34	2,000	2,063,500
Dinuba Unified School District, GO, Election of 2006 (AGM):
5.63%, 8/01/31	250	273,995
5.75%, 8/01/33	500	551,025
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 7.46%, 8/01/34 (b)	1,650	987,657
Norwalk-La Mirada Unified School District California, GO, Refunding, CAB, Election of 2002, Series E (AGC), 6.47%, 8/01/38 (a)	8,000	1,486,960
Palomar Community College District, GO, CAB, Election of 2006, Series B:
6.09%, 8/01/30 (a)	1,500	468,600
6.44%, 8/01/39 (b)	2,000	884,340

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
San Diego Community College District California, GO, CAB, Election of 2002, 6.24%, 8/01/19 (b)	$2,800	$1,844,024
State of California, GO, Various Purpose:
5.75%, 4/01/31	2,000	2,199,160
6.00%, 3/01/33	1,000	1,120,670
6.50%, 4/01/33	1,950	2,271,984
5.50%, 3/01/40	2,350	2,454,316
5.00%, 10/01/41	1,420	1,411,182
State of California, GO, Refunding:
(CIFG), 4.50%, 8/01/28	500	502,260
Veterans, AMT, 5.05%, 12/01/36	1,000	980,520
Val Verde Unified School District California, Special Tax Bonds, Refunding, Junior Lien, 6.25%, 10/01/28	1,585	1,579,928
		27,055,073
Colorado — 1.5%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,070	1,179,729
Park Creek Metropolitan District, Refunding, Limited Property Tax (AGM), 6.00%, 12/01/38	1,000	1,073,280
		2,253,009
Connecticut — 2.4%
Connecticut State Health & Educational Facilities Authority, RB:
Hartford Healthcare, Series A, 5.00%, 7/01/32	1,390	1,399,410
Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/36	1,100	1,109,130
Sacred Heart University, Series G, 5.38%, 7/01/31	400	410,988
Western Connecticut Health, Series M, 5.38%, 7/01/41	700	725,704
		3,645,232
Delaware — 0.8%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	1,200	1,206,192
District of Columbia — 1.9%
District of Columbia, Refunding RB, Friendship Public Charter School Inc. (ACA), 5.25%, 6/01/33	595	495,088
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	2,500	2,459,550
		2,954,638

Municipal Bonds	Par (000)	Value
Florida — 6.5%
County of Lee Florida, Refunding RB, Lee Airport, Series A, AMT (AGM), 5.00%, 10/01/28	$2,000	$1,995,360
Palm Beach County Housing Finance Authority, HRB, Indian Trace Apartments, Series A, AMT (AGM), 5.63%, 1/01/44	7,255	7,256,959
Stevens Plantation Community Development District, Special Assessment Bonds, Series A, 7.10%, 5/01/35	925	752,950
		10,005,269
Idaho — 1.3%
Idaho Health Facilities Authority, Refunding RB, Trinity Health Group, Series B, 6.25%, 12/01/33	1,750	1,942,185
Illinois — 7.9%
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	665	688,554
Illinois Finance Authority, RB:
MJH Education Assistance IV LLC, Sub-Series B, 5.38%, 6/01/35 (c)(d)	425	84,966
Navistar International, Recovery Zone, 6.50%, 10/15/40	1,285	1,323,524
Roosevelt University Project, 6.50%, 4/01/44	1,000	1,040,290
Rush University Medical Center, Series C, 6.63%, 11/01/39	650	693,206
Illinois Finance Authority, Refunding RB, Series A:
Friendship Village Schaumburg, 5.63%, 2/15/37	210	171,240
OSF Healthcare System, 6.00%, 5/15/39	1,040	1,075,474
Railsplitter Tobacco Settlement Authority, RB:
6.25%, 6/01/24	1,000	1,056,850
6.00%, 6/01/28	1,150	1,210,364
Village of Bolingbrook Illinois, GO, Refunding, Series B (NPFGC), 6.23%, 1/01/36 (a)	22,065	4,849,887
		12,194,355
Indiana — 3.2%
County of Monroe Indiana, Multifamily Housing Revenue Bond Pass-Through Certificates, RB, Series 1, Canterbury House Apartments, Mandatory Put Bonds, AMT, 5.90%, 12/01/34 (e)	1,795	1,796,687
Indiana Finance Authority, Refunding RB:
5.25%, 10/01/38	2,000	2,122,940

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Finance Authority, Refunding RB (concluded):
Improvement, U.S. Steel Corp., 6.00%, 12/01/26	$1,000	$979,690
		4,899,317
Iowa — 1.6%
Iowa Higher Education Loan Authority, RB, Private College Facility, Buena Vista University Project, 5.00%, 4/01/31	875	899,264
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility:
5.75%, 9/01/30	500	509,585
6.00%, 9/01/39	1,000	997,610
		2,406,459
Kentucky — 0.3%
Kentucky Economic Development Finance Authority, RB, Louisville Arena, Sub-Series A-1 (AGC), 6.00%, 12/01/38	500	526,615
Louisiana — 3.3%
Jefferson Parish Louisiana Hospital Service District No. 1, Refunding RB, West Jefferson Medical Center, Series A (AGM), 6.00%, 1/01/39	1,450	1,521,296
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp, Series A-1, 6.50%, 11/01/35	1,050	1,093,365
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 5/01/31	400	420,076
Louisiana Public Facilities Authority, Refunding RB, Entergy Gulf States Louisiana, LLC Project, Series A, 5.00%, 9/01/28	2,000	2,048,600
		5,083,337
Maryland — 1.9%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	250	254,568
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Doctor’s Community Hospital, 5.63%, 7/01/30	2,900	2,696,188
		2,950,756
Michigan — 2.4%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	1,250	1,388,963

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	$1,950	$2,314,104
		3,703,067
Minnesota — 4.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	5,350	5,966,159
Minnesota State Higher Education Facilities Authority, RB, College of St. Benedict, Series 7-M, 5.13%, 3/01/36 (f)	275	270,295
Tobacco Securitization Authority Minnesota, Refunding RB, Tobacco Settlement, Series B, 5.25%, 3/01/31	800	808,152
		7,044,606
Mississippi — 3.2%
Mississippi Development Bank, RB, Hinds Community College District, CAB (AGM), 5.00%, 4/01/36	845	869,725
Mississippi Development Bank Special Obligation, RB, Jackson County Limited Tax Note (AGC), 5.50%, 7/01/32	1,750	1,871,782
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	2,100	2,243,073
		4,984,580
Missouri — 1.8%
Missouri State Development Finance Board, RB, St. Joseph Sewage System Improvements, 5.25%, 5/01/31 (f)	680	676,695
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University Health Sciences, 5.25%, 10/01/31	500	511,145
A.T. Still University Health Sciences, 5.25%, 10/01/41	650	655,421
Lutheran Senior Services, 6.00%, 2/01/41	1,000	1,002,000
		2,845,261
Montana — 1.5%
Montana Facility Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 4.75%, 1/01/40	2,350	2,364,030
Multi-State — 7.4%
Centerline Equity Issuer Trust, 7.20%, 11/15/52 (g)(h)	10,500	11,459,805
Nebraska — 3.3%
Nebraska Investment Finance Authority, Refunding RB, Series A:
5.90%, 9/01/36	1,200	1,295,112
6.05%, 9/01/41	1,065	1,127,750

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nebraska (concluded)
Omaha Nebraska Sanitation Sewer Revenue System, RB (f):
4.25%, 11/15/38	$1,890	$1,857,189
4.25%, 11/15/41	775	756,997
		5,037,048
Nevada — 1.1%
City of Las Vegas Nevada, Special Assessment Bonds, Summerlin Area, 5.65%, 6/01/23	1,305	1,175,962
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	575	584,861
		1,760,823
New Jersey — 14.6%
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37 (c)(d)	915	81,893
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	3,710	3,706,550
Continental Airlines Inc. Project, AMT, 7.20%, 11/15/30 (e)	3,000	3,001,200
New Jersey EDA, Refunding RB, First Mortgage, Winchester, Series A, 5.80%, 11/01/31	1,500	1,481,445
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,500	7,783,875
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B:
7.13%, 12/01/23	630	754,494
7.50%, 12/01/32	800	933,648
New Jersey Health Care Facilities Financing Authority, Refunding RB, Barnabas Health, Series A:
4.63%, 7/01/23	510	494,843
5.63%, 7/01/37	1,700	1,687,369
New Jersey State Housing & Mortgage Finance Agency, RB, Series AA, 6.50%, 10/01/38	615	666,223
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (f)	1,900	1,964,790
		22,556,330
New York — 4.6%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (c)(d)	455	113,750
County of Westchester New York Healthcare Corp. Revenue, RB, Senior Lien, Series A, Remarketing, 5.00%, 11/01/30 (f)	1,500	1,487,265

Municipal Bonds	Par (000)	Value
New York (concluded)
Hudson Yards Infrastructure Corp., RB, Series A, 5.00%, 2/15/47	$385	$373,196
New York City Industrial Development Agency, RB:
American Airlines Inc., JFK International Airport, AMT, 7.75%, 8/01/31 (d)(e)	3,165	2,721,837
Queens Baseball Stadium, PILOT (AGC), 6.50%, 1/01/46	450	481,806
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	800	830,448
New York State Dormitory Authority, RB, Rochester Institute of Technology, Series A, 6.00%, 7/01/33	1,000	1,099,570
		7,107,872
North Carolina — 5.7%
City of Charlotte North Carolina, Refunding RB, Series A, 5.50%, 7/01/34	225	240,538
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	2,945	2,282,846
North Carolina Capital Facilities Finance Agency, RB, Duke Energy Carolinas, Series B, 4.38%, 10/01/31	1,000	994,040
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A, 4.75%, 11/01/43	4,720	4,418,534
North Carolina Medical Care Commission, Refunding RB, University Health System, Series D, 6.25%, 12/01/33	800	886,840
		8,822,798
Oklahoma — 0.5%
Tulsa Airports Improvement Trust, RB, Series A, Mandatory Put Bonds, AMT, 7.75%, 6/01/35 (d)(e)	1,225	854,438
Oregon — 1.8%
City of Portland Oregon, Multifamily Housing Revenue Bond Pass-Through Certificates, RB, Pacific Tower Apartments, Series 6, AMT, 6.05%, 11/01/34	505	506,752
Oregon Health & Science University, RB, Series A, 5.75%, 7/01/39	750	814,673
Oregon State Facilities Authority, Refunding RB, Limited College Project, Series A:
5.00%, 10/01/34	850	874,403
5.25%, 10/01/40	500	517,105
		2,712,933

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2011	4

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 4.1%
County of Allegheny Pennsylvania IDA, Refunding RB, US Steel Corp. Project, 6.55%, 12/01/27	$1,695	$1,708,221
Delaware River Port Authority, RB, Series D (AGM), 5.00%, 1/01/40	2,600	2,674,776
Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania Inc. Project, Series B, 4.50%, 12/01/42	2,000	1,983,460
		6,366,457
Puerto Rico — 1.2%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	1,000	1,058,960
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.74%, 8/01/41 (a)	5,000	773,550
		1,832,510
Rhode Island — 1.6%
Rhode Island Health & Educational Building Corp., RB, Hospital Financing, LifeSpan Obligation, Series A (AGC), 7.00%, 5/15/39	1,000	1,131,580
Rhode Island Housing & Mortgage Finance Corp., RB, Rental Housing Project, Series A-1, AMT (FGIC), 4.75%, 10/01/43	500	440,505
State of Rhode Island, COP, Series C, School for the Deaf (AGC), 5.38%, 4/01/28	900	972,018
		2,544,103
South Dakota — 1.8%
State of South Dakota Board of Regents Housing & Auxiliary Facility System Revenue, RB, 4.25%, 4/01/33	2,935	2,849,797
Tennessee — 0.2%
Memphis-Shelby County Sports Authority Inc., Refunding RB, Memphis Arena Project, Series A, 5.38%, 11/01/28	275	290,683
Texas — 14.6%
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B:
7.13%, 12/01/31	500	561,815
7.25%, 12/01/35	1,750	1,964,865
Harris County Housing Finance Corp., Multifamily Housing Revenue Bond Pass-Through Certificates, RB, Series 9, Copperwood Ranch Apartments, Mandatory Put Bonds, AMT, 5.95%, 11/01/35 (e)	2,380	2,394,613
Harris County Metropolitan Transit Authority Sales and Use Tax, RB, Series A, 5.00%, 11/01/36	940	996,550

Municipal Bonds	Par (000)	Value
Texas (concluded)
Harris County-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 6.18%, 11/15/41 (a)	$11,690	$1,554,186
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	1,500	1,643,400
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	2,000	2,163,160
Texas State Turnpike Authority, RB (AMBAC):
CAB, 6.08%, 8/15/35 (a)	50,000	10,626,500
First Tier, Series A, 5.00%, 8/15/42	750	712,740
		22,617,829
Vermont — 1.1%
Vermont Educational & Health Buildings Financing Agency, RB, Hospital, Fletcher Allen Health, Series A, 4.75%, 12/01/36	2,000	1,777,640
Washington — 1.0%
Washington Health Care Facilities Authority, RB, MultiCare Health System, Series B (AGC), 6.00%, 8/15/39	1,400	1,512,112
West Virginia — 1.0%
West Virginia State University, RB, West Virginia University Projects, Series B, 5.00%, 10/01/36	1,500	1,593,315
Wyoming — 0.8%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	1,200	1,302,084
Total Municipal Bonds – 143.1%		221,376,563

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)
Colorado — 2.4%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (AGM), 5.00%, 9/01/36	3,750	3,782,625
Massachusetts — 1.0%
Massachusetts Water Resources Authority, Refunding RB, General, Series A, 5.00%, 8/01/41	1,450	1,498,633
New York — 5.8%
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	2,500	2,644,152

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2011	5

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)	Par (000)	Value
New York (concluded)
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	$450	$504,710
Series FF-2, 5.50%, 6/15/40	405	444,096
New York City Municipal Water Finance Authority, Refunding RB, Series A, 4.75%, 6/15/30	3,000	3,135,810
New York State Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/38	2,199	2,288,077
		9,016,845
Ohio — 2.2%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 10/01/41	1,260	1,266,955
Ohio Higher Educational Facility Commission, Refunding RB, Hospital, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,000	2,063,960
		3,330,915
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 11.4%		17,629,018
Total Long-Term Investments (Cost – $235,187,130) – 154.5%		239,005,581

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (j)(k)	7,346,926	7,346,926
Total Short-Term Securities (Cost – $7,346,926) – 4.8%		7,346,926
Total Investments (Cost — $242,534,056*) - 159.3%		246,352,507
Liabilities in Excess of Other Assets – (2.0)%		(3,108,106)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (5.6)%		(8,653,283)
AMPS, at Redemption Value – (51.7)%		(79,901,730)
Net Assets Applicable to Common Shares – 100.0%		$154,689,388

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$234,278,689
Gross unrealized appreciation	$9,855,507
Gross unrealized depreciation	(6,430,625)
Net unrealized appreciation	$3,424,882

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Variable rate security. Rate shown is as of report date.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
D.A. Davidson & Co.	$2,614,186	$7,141
Morgan Stanley	$1,964,790	$21,926
Piper Jaffray	$946,990	$471
Wells Fargo Bank, N.A.	$1,487,265	$3,615

(g)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(h)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(i)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(j)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at November 30, 2011	Income

FFI Institutional Tax-Exempt Fund	2,247,948	5,098,978	7,346,926	$150

(k)	Represents the current yield as of report date.

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2011	6

Schedule of Investments (concluded)	BlackRock Municipal Bond Trust (BBK)

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Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 —unadjusted price quotations in active markets/exchanges for identical assets and liabilities

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Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

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Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$239,005,581	—	$239,005,581
Short-Term Securities	$7,346,926	—	—	7,346,926
Total	$7,346,926	$239,005,581	—	$246,352,507

[1]	See above Schedule of Investments for values in each state or political subdivision

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2011	7

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Trust

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Trust

Date: January 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Trust

Date: January 23, 2012